Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jul. 31, 2015	Jul. 31, 2025	Jul. 31, 2016	Jul. 31, 2017	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025
Columbia Disciplined Core Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Accumulated Value	$ 9,425		$ 9,556	$ 11,060	$ 13,111	$ 13,637	$ 14,845	$ 20,186	$ 19,176	$ 21,557	$ 26,204	$ 29,304
Columbia Disciplined Core Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Accumulated Value	10,000		10,074	11,579	13,612	14,053	15,176	20,485	19,320	21,555	26,007	28,868
Columbia Disciplined Core Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		10,175	11,804	14,024	14,621	15,960	21,748	20,719	23,347	28,449	31,911
Columbia Disciplined Core Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Accumulated Value	10,000		10,175	11,818	14,042	14,647	15,987	21,787	20,754	23,401	28,511	31,963
Columbia Disciplined Core Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Accumulated Value	10,000		10,182	11,823	14,057	14,680	16,023	21,857	20,838	23,493	28,655	32,132
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	$ 10,000		$ 10,561	$ 12,256	$ 14,246	$ 15,384	$ 17,223	$ 23,500	$ 22,410	$ 25,327	$ 30,936	$ 35,989